N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Standard (Series A-II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Standard (Series A-II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Standard (Series A-II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%